Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 06, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 7,335,300	$ 10,150,500		$ 1,929,100
Inventories				22,200
Prepaid expenses and other current assets	513,500	588,800		89,100
Total current assets	7,848,800	10,739,300		2,040,400
Property and equipment, net	2,279,500	2,066,000		587,900
Other assets	24,400	24,400		24,400
Total Assets	10,152,700	12,829,700		2,652,700
Current Liabilities:
Accounts payable	1,203,200	665,200		452,400
Accrued expenses and other current liabilities	268,900	334,200		221,300
Interest payable		200
Loan payable		105,600
Note payable	227,800	362,400
Total current liabilities	1,699,900	1,467,600		673,700
Total Liabilities	1,699,900	1,467,600		673,700
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value: 300,000,000 shares authorized as of December 31, 2020 and 2019; 7,332,999 and 2,863,812 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1,200	1,200
Additional paid-in capital	53,933,900	52,988,700		13,965,000
Accumulated deficit	(45,482,300)	(41,627,800)		(22,427,600)
Total Stockholders' Equity	8,452,800	11,362,100	$ 3,582,300	1,979,000		$ 265,300
Total Liabilities and Stockholders' Equity	$ 10,152,700	12,829,700		2,652,700
Series A-1 Preferred Stock
Stockholders' Equity:
Preferred Stock				9,134,700
Series B Preferred Stock
Stockholders' Equity:
Preferred Stock			$ 2,007,000	1,306,900		$ 4,500,000
Additional paid-in capital					$ (40,000)
Preferred Stock
Stockholders' Equity:
Preferred Stock